Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consist of the following:

	March 31,	December 31,
(In thousands)	2024	2023
Office and computer equipment	$455	$434
Leasehold improvements	113	113
Internally developed software	5,810	5,789
Other software	67	67
Property and equipment, gross	$6,445	$6,403
Less: accumulated depreciation and amortization of software	(1,559)	(1,492)
Property and equipment, net	$4,886	$4,911

Property and equipment, net consist of the following:

	December 31,
(In thousands)	2023	2022
Office and computer equipment	$434	$430
Leasehold improvements	113	113
Internally developed software	5,789	4,050
Other software	67	68
Property and equipment, gross	$6,403	$4,661
Less: accumulated depreciation and amortization of software	(1,492)	(1,229)
Property and equipment, net	$4,911	$3,432